Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses and tax credits	$ 52,898	$ 32,190
R&D credits	6,672	3,620
Interest limitation carryover	3,683	1,345
Intangible assets	11,168	971
Right of use lease liabilities	20,254	9,359
Other	3,610	1,589
Gross deferred tax assets	98,285	49,074
Less valuation allowance	(67,748)	(36,713)
Net deferred tax assets	30,537	12,361
Deferred tax liabilities:
Right of use assets	(18,952)	(8,948)
Property and equipment	(11,580)	(2,697)
Other	(299)	(716)
Gross deferred tax liabilities	(30,831)	(12,361)
Net deferred tax liability	$ (294)
Net deferred tax assets		$ 0